UNITED STATES
             SECRITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F
                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Analytic Asset Management, Inc.
Address:            600 Third Avenue, Floor 17
                    New York, NY 10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Taylor T. Gray
Title:            Executive Vice President
Phone:            212-984-6270

Signature,        Place,               and Date of Signing:
Taylor T. Gray,   New York, New York,  January 31, 2002

Report Type (Check only one.):
               [ X]        13F HOLDINGS REPORT.
               [  ]        13F NOTICE.
               [  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       41
Form 13F Information Table Value Total:       $88,644

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
                                                           VALUE   SHRS/    SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Hilton Hotels Corp.            CONV BOND        432848AL3     5580  6305000 PRN      SOLE                                          0
Manufactured Home Cmnt         COM              564682102     5608   179680 SH       SOLE                                     179680
Johnson & Johnson              COM              478160104     5521    93420 SH       SOLE                                      93420
Kinder Morgan Mgmt             COM              49455U100     5144   135735 SH       SOLE                                     135735
Cardinal Health                COM              14149Y108     4818    74510 SH       SOLE                                      74510
Waste Mgmt Inc                 COM              94106L109     4694   147115 SH       SOLE                                     147115
Washington Reit                COM              939653101     4186   168190 SH       SOLE                                     168190
VF Corp                        COM              78387G103     3466    88855 SH       SOLE                                      88855
Pennsylvania REIT              COM              709102107     3340   143980 SH       SOLE                                     143980
Home Depot                     COM              437076102     3321    65100 SH       SOLE                                      65100
Kinder Morgan Inc              COM              49455P101     3316    59550 SH       SOLE                                      59550
Elan                           COM              284131208     3283    72860 SH       SOLE                                      72860
Perkinelmer Inc                COM              714046109     3228    92185 SH       SOLE                                      92185
Pharmaceutical Prod. Dev       COM              717124101     3152    97560 SH       SOLE                                      97560
Pfizer Inc.                    COM              717081103     3108    78002 SH       SOLE                                      78002
Cytyc Corp                     COM              232946103     3024    15860 SH       SOLE                                      15860
Home Properties Of NY          COM              437306103     2473    78260 SH       SOLE                                      78260
Millennium Pharmaceutical      COM              599902103     2244    91570 SH       SOLE                                      91570
Amer. Int'l Group              COM              026874107     2244    28258 SH       SOLE                                      28258
Raytheon                       COM              755111507     1538    47370 SH       SOLE                                      47370
Intel                          COM              458140100     1419    45130 SH       SOLE                                      45130
Microsoft Corp.                COM              594918104     1369    20660 SH       SOLE                                      20660
Exxon Corp.                    COM              302290101     1089    27718 SH       SOLE                                      27718
Genlyte Group                  COM              277432100     1037    34850 SH       SOLE                                      34850
Merck & Company                COM              589331107     1009    17158 SH       SOLE                                      17158
North Fork Bancorporation      COM              659424105      937    29300 SH       SOLE                                      29300
Eli Lilly & Co.                COM              532457108      935    11900 SH       SOLE                                      11900
Tengasco Inc.                  COM              88033R205      930    12313 SH       SOLE                                      12313
Schlumberger Ltd.              COM              806857108      839    15275 SH       SOLE                                      15275
Paychex Inc.                   COM              629407107      801    22975 SH       SOLE                                      22975
Sun Communities                COM              866674104      749    20110 SH       SOLE                                      20110
Kansas City Southern           COM              485170104      691    48925 SH       SOLE                                      48925
Cisco Systems Inc.             COM              17275R102      680    37548 SH       SOLE                                      37548
Bristol-Myers Squibb           COM              110122108      650    12749 SH       SOLE                                      12749
International Business MachinesCOM              459200101      553     4568 SH       SOLE                                       4568
Pepsico Inc.                   COM              713448108      344     7070 SH       SOLE                                       7070
Sun Microsystems               COM              866810104      305    24800 SH       SOLE                                      24800
Fannie Mae                     COM              313586109      282     3551 SH       SOLE                                       3551
Procter & Gamble               COM              742718109      277     3500 SH       SOLE                                       3500
General Electric               COM              369604103      255     6353 SH       SOLE                                       6353
American Home Prod.            COM              026609107      205     3333 SH       SOLE                                       3333